Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200



                                          January 22, 1997


VIA EDGAR
SEC Filer Support
Mail Stop 0-7, Securities Operation Center
6432 General Green Way
Alexandria, VA  22312

Attn:  Mr. Frank Donaty, Jr.

                  Re:      Oppenheimer Main Street Funds, Inc.
                           Reg. No. 33-17850, File No. 811-5360

To the Securities and Exchange Commission:

                  An electronic filing is hereby made on behalf of Oppenheimer Main Street Funds, Inc. (the "Trust") for the account of one of its series, Oppenheimer Main Street California Municipal Fund (the "Fund"). The filing is made pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and shall be effective when filed, as designated on the facing page of Form N-1A. The filing includes Post-Effective Amendment No. 20 to the registration statement of the Fund together with the representation of counsel required by that Rule.

                  The purpose of the Amendment is to amend the facing sheet of the registration statement to register an additional 9,808 Class A shares of the Fund, which shares were redeemed during the fiscal period ended August 31, 1996, and had not been previously used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2. The offering price of $13.03 was the price in effect at the close of business January 9, 1997.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld
                                   Vice President &
                                   Associate Counsel
                                   (212) 323-0252
KPF/gl
cc (w/attachment):  Allan Adams, Esq.
                    Stuart Opp (Deloitte & Touche)
                    Robert Bishop
                    Gloria LaFond

sec\725.24e

                                                      Registration No. 33-17850
                                                              File No. 811-5360

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         PRE-EFFECTIVE AMENDMENT NO. __                                     / /

         POST-EFFECTIVE AMENDMENT NO. 20                                    /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                                   / /

         AMENDMENT NO.__                                                    / /

                       OPPENHEIMER MAIN STREET FUNDS, INC.
-------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                6803 South Tucson Way, Englewood, Colorado 80112
-------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                                  1-303-671-3200
------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on __________, pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on ________, pursuant to paragraph (a)(1)

   / / 75 days after filing, pursuant to paragraph (a)(2)

   / / on _______________, pursuant to paragraph (a)(2) of Rule 485
-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal period ended August 31, 1996 was filed on October 30, 1996.

                       SECURITIES AND EXCHANGE COMMISSION

                                WASHINGTON, D.C.



For the registration under the Securities Act of 1933 of shares of Oppenheimer Main Street Funds, Inc., an open-end management investment company, for the account of one of its series, Oppenheimer Main Street California Municipal Fund.

A. Title and amount of shares being registered (number of shares or other units):

              Additional  9,808  Class  A  shares  of  beneficial   interest  of
              Oppenheimer Main Street California Municipal Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

              $127,798 based upon the offering price of $13.03 per Class A share at January 9, 1997(1).






---------------

(1)The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class A shares sold during the previous fiscal period of the Fund ended August 31, 1996 was 67,135; 39,490 shares were reinvested dividends and distributions. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 116,433 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 9,808.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of January, 1997.

                         OPPENHEIMER MAIN STREET FUNDS, INC.

                         By: /s/ Bridget A. Macaskill           *
                         ---------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                       Title                     Date
----------                       -----                     ----
/s/ James C. Swain*              Chairman, Trustee         January 22, 1997
-------------------              and Principal
James C. Swain                   Executive Officer

/s/ George C. Bowen*             Treasurer and             January 22, 1997
-----------------                Principal Financial
George C. Bowen                  and Accounting Officer

/s/ Bridget A. Macaskill*        President                 January 22, 1997
------------------------
Bridget A. Macaskill

/s/ Robert G. Avis*              Trustee                   January 22, 1997
-------------------
Robert G. Avis

/s/ William A. Baker*            Trustee                   January 22, 1997
---------------------
William A. Baker

/s/ Charles Conrad, Jr.*         Trustee                   January 22, 1997
-----------------------
Charles Conrad, Jr.

/s/ Sam Freedman*                Trustee                   January 22, 1997
----------------
Sam Freedman

/s/ Raymond J. Kalinowski*       Trustee                   January 22, 1997
-------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*              Trustee                   January 22, 1997
-------------------
C. Howard Kast

/s/ Robert M. Kirchner*          Trustee                   January 22, 1997
----------------------
Robert M. Kirchner

/s/ Ned M. Steel*                Trustee                   January 22, 1997
----------------
Ned M. Steel


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200




                                          January 22, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:      Oppenheimer Main Street  Funds, Inc.
                           Reg. No. 33-17850, File No. 811-5360
                           Written Representation of Counsel

To the Securities and Exchange Commission:

                  Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 20 to the 1933 Act Registration Statement of the above Fund, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                             Very truly yours,

                                             /s/ Katherine P. Feld

                                             Katherine P. Feld
                                             Vice President &
                                             Associate Counsel

KPF/gl







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